RELATED PARTY RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Receivables

	December 31, 2012	December 31, 2011
Accounts receivable
Related party receivables	64.0	27.8

Loans
Gold Fields Group Services (Pty) Limited	—	25.4
GFO	—	20.9

	64.0	74.1